CLAYMORE EXCHANGE-TRADED FUND TRUST 2


                       CLAYMORE/ZACKS COUNTRY ROTATION ETF


SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS FOR THE ABOVE LISTED FUND:


The second and third sentences in the "Primary Investment Strategies" section in the Prospectus for the Fund are hereby deleted and replaced with the following:

The Index is comprised of 200 stocks selected, based on investment and other criteria, from a universe of international companies listed on developed international market exchanges. Zacks Investment Research, Inc. ("Zacks" or the "Index Provider") defines developed international markets as countries whose economies have high income levels, strong legal protection and sophisticated stock exchanges. The current list of developed international markets consists of Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. The companies in the universe are selected using a proprietary methodology developed by Zacks.

The sentence under bullet number "1." in the "Index Construction" section in the Prospectus for the Fund is hereby deleted and replaced with the following:

Potential Index Constituents include all international equities listed on developed international market exchanges. Zacks defines developed international markets as countries whose economies have high income levels, strong legal protection and sophisticated stock exchanges. The current list of developed international markets consists of Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

The first and second sentences under bullet number "2." in the "Index Construction" section in the Prospectus for the Fund are hereby deleted and replaced with the following:

Country allocations are chosen based on a quantitative methodology proprietary to Zacks for the eligible countries as detailed above.


                      CLAYMORE EXCHANGE-TRADED FUND TRUST 2
                            2455 Corporate West Drive
                              Lisle, Illinois 60532

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

July 2, 2008

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                      CLAYMORE EXCHANGE-TRADED FUND TRUST 2


                   CLAYMORE/MAC GLOBAL SOLAR ENERGY INDEX ETF


SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS FOR THE ABOVE LISTED FUND:


The sixth sentence in the "Primary Investment Strategies" section in the Prospectus for the Fund is hereby deleted and replaced with the following:

The Index Provider currently defines developed markets as the following countries - Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States.

                      CLAYMORE EXCHANGE-TRADED FUND TRUST 2
                            2455 Corporate West Drive
                              Lisle, Illinois 60532

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

July 2, 2008